Loans and Allowance for Credit Losses - Impaired Loans Average Recorded Investment and Interest Income Recognized (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 4,797	$ 5,316	$ 5,710
Interest Income Recognized	164	204	237
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	497	683	799
Interest Income Recognized	8	7	9
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	273	273	324
Interest Income Recognized	13	11	15
Residential Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,817	2,135	2,422
Interest Income Recognized	76	103	124
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	309	287	293
Interest Income Recognized	16	14	13
Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	236	229	214
Interest Income Recognized	3	3	4
Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	25	37	38
Interest Income Recognized	1	1	1
Total Loans, Excluding Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	3,157	3,644	4,090
Interest Income Recognized	117	139	166
Government National Mortgage Association [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,640	1,672	1,620
Interest Income Recognized	$ 47	$ 65	$ 71